4. CONVERTIBLE NOTES AND NOTES PAYABLE (Details 1)	Dec. 31, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 6,441,437
2020	0
2021	10,000
2022 and thereafter	158,334
Total	$ 6,609,771